Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Trade payables	$ 5,530	$ 6,780
Machinery and equipment payables	861	2,191
Accrued expenses	26,810	32,620
Value added tax payable	420	239
Other tax payable	1,361	619
Withholding tax payable	71	75
Bonus and benefit payables	6,219	8,213
Other payables	8,719	8,681
Total accounts payable and accrued liabilities	$ 49,991	$ 59,418